ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning balance		¥ 5,363,184	¥ 5,201,004	¥ 6,151,017
Other comprehensive income (loss)	$ (1,160)	(8,075)	88,652	(120,963)
Ending balance	751,478	5,231,628	5,363,184	5,201,004
Accumulated Translation Adjustment
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning balance		85,979	(2,673)	118,290
Other comprehensive income (loss)		(8,075)	88,652	(120,963)
Ending balance	$ 11,190	¥ 77,904	¥ 85,979	¥ (2,673)